New and amended standards and interpretations (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New and amended standards and interpretations
Further, at the date of authorization of these financial statements, On has not applied the following new and revised IFRS Standards that have been issued by the IASB but are not yet effective:

Description	Standard Reference	IASB Effective Date

Presentation and Disclosure in Financial Statements	IFRS 18	January 1, 2027
Fair Value Option for Investments in Associates and Joint Ventures	Amendments to IAS 28	January 1, 2027
IFRS 20 Regulatory Assets and Regulatory Liabilities	IFRS 20	January 1, 2029